Goodwill	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
GOODWILL [Text Block]
NOTE 10: GOODWILL
     Goodwill as of December 31, 2011, 2010 and 2009 consist of the following:

Balance December 31, 2009	$—
VLCC Acquisition (Note 4)	1,579

Balance December 31, 2010	1,579

Balance December 31, 2011	$1,579